CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common unit members' capital SUNLIGHT FINANCIAL LLC	Class A-3 Units SUNLIGHT FINANCIAL LLC	Class A-2 Units SUNLIGHT FINANCIAL LLC	Class A-1 Units SUNLIGHT FINANCIAL LLC	Other Ownership Interests SUNLIGHT FINANCIAL LLC	Accumulated Deficit SUNLIGHT FINANCIAL LLC	SUNLIGHT FINANCIAL LLC	Total
Equity at the beginning at Dec. 31, 2018	$ 1,378,000	$ 58,275,000	$ 11,625,000	$ 13,921,000
Balance (in shares) at Dec. 31, 2018	78,717	283,092	169,956	222,853
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred dividends, paid in-kind	$ (1,984,000)	$ 9,596,000	$ 2,461,000	$ 3,020,000		$ (15,077,000)	$ (15,077,000)
Preferred distributions, paid in-kind (in shares)		43,336	26,017	34,113
Change in temporary equity redemption value		$ 8,648,000	$ 7,781,000	$ 10,101,000		28,514,000	28,514,000
Equity at the end at Dec. 31, 2019	$ 3,362,000	$ 76,519,000	$ 21,867,000	$ 27,042,000
Balance (in shares) at Dec. 31, 2019	78,717	326,428	195,973	256,966
Equity at the beginning at Dec. 31, 2018					$ 1,113,000	(50,438,000)	(49,325,000)
Equity at the beginning (in shares) at Dec. 31, 2018					32,989
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred dividends, paid in-kind	$ (1,984,000)	$ 9,596,000	$ 2,461,000	$ 3,020,000		(15,077,000)	(15,077,000)
Change in temporary equity redemption value		(8,648,000)	(7,781,000)	(10,101,000)		(28,514,000)	(28,514,000)
Distributions declared, but not paid						(3,579,000)	(3,579,000)
Equity-based compensation					$ (200,000)		(200,000)
Equity-based compensation (in shares)					10,776
Net income						6,890,000	6,890,000
Equity at the end at Dec. 31, 2019					$ 1,313,000	(90,718,000)	(89,405,000)
Equity at the end (in shares) at Dec. 31, 2019	78,717				43,765
Equity at the beginning at Dec. 31, 2019	$ 3,362,000	$ 76,519,000	$ 21,867,000	$ 27,042,000
Balance (in shares) at Dec. 31, 2019	78,717	326,428	195,973	256,966
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred dividends, paid in-kind		$ 16,810,000	$ 7,350,000	$ 9,490,000		(33,650,000)	(33,650,000)
Preferred distributions, paid in-kind (in shares)		49,967	29,999	39,336
Change in temporary equity redemption value	$ 44,395,000	$ 167,099,000	$ 125,069,000	$ 165,513,000		502,076,000	502,076,000
Equity at the end at Dec. 31, 2020	$ 47,757,000	$ 260,428,000	$ 154,286,000	$ 202,045,000
Balance (in shares) at Dec. 31, 2020	78,717	376,395	225,972	296,302
Equity at the beginning at Dec. 31, 2019					$ 1,313,000	(90,718,000)	(89,405,000)
Equity at the beginning (in shares) at Dec. 31, 2019	78,717				43,765
Increase (Decrease) in Partners' Capital [Roll Forward]
Preferred dividends, paid in-kind		$ 16,810,000	$ 7,350,000	$ 9,490,000		(33,650,000)	(33,650,000)
Change in temporary equity redemption value	$ (44,395,000)	$ (167,099,000)	$ (125,069,000)	$ (165,513,000)		(502,076,000)	(502,076,000)
Distributions declared, but not paid						(7,522,000)	(7,522,000)
Equity-based compensation					$ 126,000		126,000
Equity-based compensation (in shares)					9,340
Net income						10,624,000	10,624,000
Equity at the end at Dec. 31, 2020					$ 1,439,000	$ (623,342,000)	$ (621,903,000)
Equity at the end (in shares) at Dec. 31, 2020	78,717				53,105
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income								$ (16,835,187)
Net income								$ (1,603,126)